Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2025	Jan. 31, 2025	Jul. 31, 2024	Jan. 31, 2024	Jul. 31, 2023	Jan. 31, 2023	Jul. 31, 2022	Jan. 31, 2022	Sep. 20, 2021
C000229231 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,236	$ 9,799	$ 9,753	$ 9,347	$ 9,075	$ 8,917	$ 8,960	$ 9,795	$ 10,000
Solactive US Aggregate Bond Index ($9,412) [Member]
Account Value [Line Items]
Accumulated Value	9,412	9,138	9,135	8,999	8,726	8,809	9,068	9,666	10,000
Solactive GBS Global Markets All Cap USD Index ($13,610) [Member]
Account Value [Line Items]
Accumulated Value	13,610	12,599	11,778	10,473	10,088	9,187	8,929	9,924	10,000
Custom blended benchmark ($11,078) [Member]
Account Value [Line Items]
Accumulated Value	$ 11,078	$ 10,467	$ 10,227	$ 9,664	$ 9,348	$ 9,027	$ 8,977	$ 9,766	$ 10,000